Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nuveen Investment Trust II
Entity Central Index Key	0001041673
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000023382 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class I Shares
Trading Symbol	NSBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 6,659,111,483
Holdings Count | Holding	45
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$6,659,111,483

Total number of portfolio holdings	45

Portfolio turnover (%)	8%

Holdings [Text Block]
C000125378 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class R6 Shares
Trading Symbol	NSBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$31	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[2]
Net Assets	$ 6,659,111,483
Holdings Count | Holding	45
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$6,659,111,483

Total number of portfolio holdings	45

Portfolio turnover (%)	8%

Holdings [Text Block]
C000023381 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class C Shares
Trading Symbol	NSBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$85	1.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%	[3]
Net Assets	$ 6,659,111,483
Holdings Count | Holding	45
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$6,659,111,483

Total number of portfolio holdings	45

Portfolio turnover (%)	8%

Holdings [Text Block]
C000023379 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class A Shares
Trading Symbol	NSBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$46	0.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[4]
Net Assets	$ 6,659,111,483
Holdings Count | Holding	45
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$6,659,111,483

Total number of portfolio holdings	45

Portfolio turnover (%)	8%

Holdings [Text Block]
C000076404 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class A Shares
Trading Symbol	NWCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$45	0.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[5]
Net Assets	$ 822,810,171
Holdings Count | Holding	47
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$822,810,171

Total number of portfolio holdings	47

Portfolio turnover (%)	47%

Holdings [Text Block]
C000076405 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class C Shares
Trading Symbol	NWCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$83	1.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.65%	[6]
Net Assets	$ 822,810,171
Holdings Count | Holding	47
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$822,810,171

Total number of portfolio holdings	47

Portfolio turnover (%)	47%

Holdings [Text Block]
C000125379 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class R6 Shares
Trading Symbol	NWCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$29	0.58%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[7]
Net Assets	$ 822,810,171
Holdings Count | Holding	47
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$822,810,171

Total number of portfolio holdings	47

Portfolio turnover (%)	47%

Holdings [Text Block]
C000076407 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class I Shares
Trading Symbol	NVLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[8]
Net Assets	$ 822,810,171
Holdings Count | Holding	47
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$822,810,171

Total number of portfolio holdings	47

Portfolio turnover (%)	47%

Holdings [Text Block]
C000115039 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Dividend Growth Fund
Class Name	Class I Shares
Trading Symbol	NUGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$47	0.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[9]
Net Assets	$ 16,620,392
Holdings Count | Holding	49
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$16,620,392

Total number of portfolio holdings	49

Portfolio turnover (%)	9%

Holdings [Text Block]

C000115037 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Dividend Growth Fund
Class Name	Class C Shares
Trading Symbol	NUGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$98	1.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.90%	[10]
Net Assets	$ 16,620,392
Holdings Count | Holding	49
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$16,620,392

Total number of portfolio holdings	49

Portfolio turnover (%)	9%

Holdings [Text Block]

C000115036 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Dividend Growth Fund
Class Name	Class A Shares
Trading Symbol	NUGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$60	1.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[11]
Net Assets	$ 16,620,392
Holdings Count | Holding	49
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2026)

Fund net assets	$16,620,392

Total number of portfolio holdings	49

Portfolio turnover (%)	9%

Holdings [Text Block]

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.
[10]	Annualized for period less than one year.
[11]	Annualized for period less than one year.